Equity Transactions (Details) - USD ($)	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Offsetting Assets [Line Items]
Options granted	1,500
Weighted average exercise price, options granted	$ 1.58
Stock Options [Member]
Offsetting Assets [Line Items]
Options outstanding at beginning	84,872	51,808	39,529
Weighted average exercise price, options outstanding at beginning	$ 286.20	$ 541.10	$ 710.00
Weighted remaining average contractual term, beginning	6 years 2 months 12 days	6 years 2 months 12 days	6 years 1 month 6 days	6 years 3 months 18 days
Aggregate intrinsic value, outstanding at beginning			$ 1,067,966
Options granted	2,706,550	49,031	15,525
Weighted average exercise price, options granted	$ 1.31	$ 24.01	$ 117.00
Weighted remaining average contractual term, options granted		7 years 1 month 6 days	9 years 9 months 18 days
Options expired	(6,059)	(7,725)	(64)
Weighted average exercise price, Options expired	$ 1,091.98	$ 553.23	$ 460.90
Options Canceled		(8,242)	(3,182)
Weighted average exercise price, Options Canceled		$ (78.75)	$ 571.90
Options outstanding at ending	2,785,363	84,872	51,808	39,529
Weighted average exercise price, options outstanding at ending	$ 7.62	$ 286.20	$ 541.10	$ 710.00
Aggregate intrinsic value, outstanding at ending	$ 243,590			$ 1,067,966
Options exercisable	1,606,299	49,920
Weighted average exercise price, options exercisable	$ 10.51	$ 387.85
Weighted average remaining contractual term, options exercisable	7 years 4 months 24 days	5 years 4 months 24 days
Aggregate intrinsic value. options exercisable	$ 139,018
Weighted remaining average contractual term, options granted	7 years 7 months 6 days
Aggregate intrinsic value. options granted	$ 243,590
Weighted remaining average contractual term, ending	7 years 7 months 6 days